BATTERY MATERIAL PLANT PROJECT EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BATTERY MATERIAL PLANT PROJECT EXPENSES
Share-based compensation	$ 9,628	$ 6,676
Battery Material Plant project expenses	19,090	5,976
Battery material plant project expenses
BATTERY MATERIAL PLANT PROJECT EXPENSES
Wages and benefits	2,698	754
Share-based compensation	534
Engineering	8,895	4,136
Professional fees	914	898
Materials, consumables, and supplies	920	686
Maintenance & Subcontracting	1,180	268
Utilities	553
Depreciation and amortization	4,028	177
Other	146	39
Grants	(506)	(718)
Tax credits	(272)	(264)
Battery Material Plant project expenses	19,090	5,976
Wages and subsidies net of grant	$ 0	$ 81